Income tax	9 Months Ended
Sep. 30, 2023
Income tax
Income tax
7.	Income tax

The income tax expense for the nine months ended September 30, 2022 and 2023 was RMB72,762 and RMB225,804, respectively. The Company’s effective tax rates for the nine months ended September 30, 2022 and 2023 was 28.9% and 30.3%, respectively.

The income tax expense for the nine months ended September 30, 2023 reported in the condensed consolidated statements of comprehensive income differ from the amount computed by applying the PRC statutory income tax rate to income before income taxes, which is primarily due to non-deductible share-based compensation expenses.

The income tax expense for the nine months ended September 30, 2022 reported in the condensed consolidated statements of comprehensive income differ from the amount computed by applying the PRC statutory income tax rate to income before income taxes, which is primarily due to the valuation allowance provided for the deferred tax assets of certain PRC subsidiaries, which were in cumulative loss positions.